Consolidated Balance Sheet - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current liabilities:
Related party payable	$ 26,000
Accrued expenses	25,450
Total liabilities	51,450
Stockholder’s deficit
Common stock, value
Accumulated deficit	(51,450)
Total stockholder’s deficit	(51,450)
Total liabilities and stockholder’s deficit
Willow Lane Acquisition Corp [Member]
Current assets:
Cash	322,830	$ 1,368,608
Reimbursement receivable	10,000
Prepaid expenses	121,954	132,158
Total current assets	454,784	1,500,766
Long-term prepaid insurance		89,583
Investments in Trust Account	132,583,821	127,163,421
Total assets	133,038,605	128,753,770
Current liabilities:
Accrued expenses	923,157	1,772
Accrued offering costs		75,000
Total current liabilities	923,157	76,772
Deferred Fee payable	4,427,500	4,427,500
Total liabilities	5,350,657	4,504,272
Stockholder’s deficit
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued or outstanding at December 31, 2025 and 2024
Additional paid-in capital
Accumulated deficit	(4,896,336)	(2,914,386)
Total stockholder’s deficit	(4,895,873)	(2,913,923)
Total liabilities and stockholder’s deficit	133,038,605	128,753,770
Willow Lane Acquisition Corp [Member] | Common Class A [Member]
Current liabilities:
Class A Ordinary Shares subject to possible redemption, 12,650,000 shares at redemption value of approximately $10.48 and $10.05 per share at December 31, 2025 and 2024, respectively	132,583,821	127,163,421
Stockholder’s deficit
Common stock, value
Willow Lane Acquisition Corp [Member] | Common Class B [Member]
Stockholder’s deficit
Common stock, value	463	463
Boost Run Holdings LLC [Member]
Current assets:
Cash	9,747,000	335,000
Accounts receivable	2,607,000	253,000
Deferred transaction costs	1,002,000
Prepaid expenses	6,187,000	549,000
Other current assets	131,000	29,000
Total current assets	19,674,000	1,166,000
Operating lease right-of-use assets	8,828,000	2,938,000
Finance lease right-of-use assets	33,774,000	1,939,000
Equipment, net	14,866,000	6,903,000
Intangible assets	16,000
Capitalized software	276,000	371,000
Total assets	77,434,000	13,317,000
Current liabilities:
Accounts payable	6,405,000	77,000
Credit card payable	222,000	359,000
Operating lease liabilities, current	4,388,000	985,000
Finance lease liabilities, current	12,721,000	616,000
Other current liabilities	16,661,000	546,000
Debt, current	242,000
Total current liabilities	40,639,000	2,583,000
Operating lease liabilities, non-current	4,971,000	1,830,000
Finance lease liabilities, non-current	17,664,000	1,411,000
Related party loan, non-current	1,430,000
Debt, non-current	4,594,000
Total liabilities	69,298,000	5,824,000
Commitments and contingencies (Note 14)
Stockholder’s deficit
Common stock, value	11,182,000	7,690,000
Additional paid-in capital	13,993,000	568,000
Accumulated deficit	(17,039,000)	(765,000)
Total stockholder’s deficit	8,136,000	7,493,000
Total liabilities and stockholder’s deficit	$ 77,434,000	$ 13,317,000